Interest in associates and joint ventures - Principal associates of HSBC (Details) - USD ($) $ in Millions				1 Months Ended	6 Months Ended	12 Months Ended	17 Months Ended
	Dec. 31, 2020	Dec. 03, 2020	Nov. 30, 2020	Dec. 31, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 02, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Disclosure of associates [line items]
Carrying amount	$ 26,594			$ 26,594		$ 26,594			$ 24,384
Bank of Communications Co., Limited
Disclosure of associates [line items]
Carrying amount	21,248			21,248		21,248		$ 21,248	18,982	$ 18,982
Fair value	$ 7,457			7,457		$ 7,457			10,054
HSBC’s interest percent	19.03%					19.03%
The Saudi British Bank
Disclosure of associates [line items]
Carrying amount	$ 4,215			4,215		$ 4,215			4,370
Fair value	$ 4,197			$ 4,197		$ 4,197			$ 5,550
HSBC’s interest percent	31.00%	31.00%	29.20%	31.00%	40.00%	30.99%	29.20%